UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09377

The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund

Class AAA - GABBX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC (the Adviser), believes are well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$103	2.01%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Dividend Growth Fund outperformed its broad-based benchmark, S&P 500 Index, and a comparative, MSCI USA High Dividend Yield Index, while slightly underperforming another comparative, the Lipper Large Cap Value Fund Index. The Fund benefited from being overweight industrials and from specific financial stocks, as well as positions in building products distributors, including two being acquired. Healthcare holdings detracted from performance. The Fund focuses on owning a diversified set of well-managed businesses trading at compelling valuations, usually with a catalyst or an improving competitive position.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/15	10,000	10,000	10,000	10,000
6/16	9,318	10,399	11,465	10,034
6/17	10,892	12,260	12,965	11,838
6/18	11,436	14,022	14,220	12,933
6/19	12,145	15,483	15,804	13,885
6/20	11,339	16,646	15,244	13,071
6/21	16,059	23,436	19,610	18,848
6/22	14,098	20,947	19,445	17,421
6/23	15,468	25,051	20,680	19,849
6/24	16,803	31,203	23,307	23,605
6/25	18,945	35,934	25,689	26,942

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	7.33%	12.74%	10.81%	6.60%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index	8.07%	14.14%	15.57%	10.42%

Fund Statistics

  Total Net Assets$19,259,521
  Number of Portfolio Holdings54
  Portfolio Turnover Rate16%
  Management Fees$28,259

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Citigroup Inc.	4.0%
Merck & Co. Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Amazon.com Inc.	3.4%
The Kroger Co.	3.2%
Mondelez International Inc.	3.2%
Newmont Corp.	2.9%
GXO Logistics Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Wells Fargo & Co.	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
Other Industry sectors	26.3%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GABBX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABBX-25-SATSR

The Gabelli Dividend Growth Fund

Class C - GBCCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC (the Adviser), believes are well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$142	2.76%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Dividend Growth Fund outperformed its broad-based benchmark, S&P 500 Index, and a comparative, MSCI USA High Dividend Yield Index, while slightly underperforming another comparative, the Lipper Large Cap Value Fund Index. The Fund benefited from being overweight industrials and from specific financial stocks, as well as positions in building products distributors, including two being acquired. Healthcare holdings detracted from performance. The Fund focuses on owning a diversified set of well-managed businesses trading at compelling valuations, usually with a catalyst or an improving competitive position.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class C	The Gabelli Dividend Growth Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,243	9,151	10,399	11,465	10,034
6/17	10,728	10,530	12,260	12,965	11,838
6/18	11,183	10,871	14,022	14,220	12,933
6/19	11,783	11,346	15,483	15,804	13,885
6/20	10,920	10,410	16,646	15,244	13,071
6/21	15,347	14,525	23,436	19,610	18,848
6/22	13,373	12,531	20,947	19,445	17,421
6/23	14,567	13,524	25,051	20,680	19,849
6/24	15,708	14,448	31,203	23,307	23,605
6/25	17,581	16,027	35,934	25,689	26,942

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	7.00%	11.93%	9.99%	5.81%
The Gabelli Dividend Growth Fund - Class C (includes sales charge)	6.00%	10.93%	9.99%	5.81%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index	8.07%	14.14%	15.57%	10.42%

Fund Statistics

  Total Net Assets$19,259,521
  Number of Portfolio Holdings54
  Portfolio Turnover Rate16%
  Management Fees$28,259

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Citigroup Inc.	4.0%
Merck & Co. Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Amazon.com Inc.	3.4%
The Kroger Co.	3.2%
Mondelez International Inc.	3.2%
Newmont Corp.	2.9%
GXO Logistics Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Wells Fargo & Co.	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
Other Industry sectors	26.3%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - GBCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCCX-25-SATSR

The Gabelli Dividend Growth Fund

Class I - GBCIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC (the Adviser), believes are well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$52	1.01%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Dividend Growth Fund outperformed its broad-based benchmark, S&P 500 Index, and a comparative, MSCI USA High Dividend Yield Index, while slightly underperforming another comparative, the Lipper Large Cap Value Fund Index. The Fund benefited from being overweight industrials and from specific financial stocks, as well as positions in building products distributors, including two being acquired. Healthcare holdings detracted from performance. The Fund focuses on owning a diversified set of well-managed businesses trading at compelling valuations, usually with a catalyst or an improving competitive position.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/15	10,000	10,000	10,000	10,000
6/16	9,341	10,399	11,465	10,034
6/17	11,004	12,260	12,965	11,838
6/18	11,675	14,022	14,220	12,933
6/19	12,526	15,483	15,804	13,885
6/20	11,805	16,646	15,244	13,071
6/21	16,893	23,436	19,610	18,848
6/22	14,979	20,947	19,445	17,421
6/23	16,605	25,051	20,680	19,849
6/24	18,228	31,203	23,307	23,605
6/25	20,755	35,934	25,689	26,942

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	7.91%	13.86%	11.95%	7.58%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index	8.07%	14.14%	15.57%	10.42%

Fund Statistics

  Total Net Assets$19,259,521
  Number of Portfolio Holdings54
  Portfolio Turnover Rate16%
  Management Fees$28,259

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Citigroup Inc.	4.0%
Merck & Co. Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Amazon.com Inc.	3.4%
The Kroger Co.	3.2%
Mondelez International Inc.	3.2%
Newmont Corp.	2.9%
GXO Logistics Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Wells Fargo & Co.	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
Other Industry sectors	26.3%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - GBCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCIX-25-SATSR

The Gabelli Dividend Growth Fund

Class A - GBCAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Dividend Growth Fund's primary investment objective is to provide long term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition, the Fund will focus on stocks that Gabelli Funds, LLC (the Adviser), believes are well positioned to increase their dividend over the long term. In selecting investments, the Adviser will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$103	2.01%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Dividend Growth Fund outperformed its broad-based benchmark, S&P 500 Index, and a comparative, MSCI USA High Dividend Yield Index, while slightly underperforming another comparative, the Lipper Large Cap Value Fund Index. The Fund benefited from being overweight industrials and from specific financial stocks, as well as positions in building products distributors, including two being acquired. Healthcare holdings detracted from performance. The Fund focuses on owning a diversified set of well-managed businesses trading at compelling valuations, usually with a catalyst or an improving competitive position.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Dividend Growth Fund - Class A	The Gabelli Dividend Growth Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,321	8,785	10,399	11,465	10,034
6/17	10,893	9,677	12,260	12,965	11,838
6/18	11,440	9,578	14,022	14,220	12,933
6/19	12,151	9,588	15,483	15,804	13,885
6/20	11,337	8,431	16,646	15,244	13,071
6/21	16,056	11,254	23,436	19,610	18,848
6/22	14,097	9,313	20,947	19,445	17,421
6/23	15,471	9,633	25,051	20,680	19,849
6/24	16,808	9,864	31,203	23,307	23,605
6/25	18,953	10,483	35,934	25,689	26,942

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	7.35%	12.76%	10.83%	6.60%
The Gabelli Dividend Growth Fund - Class A (includes sales charge)	1.18%	6.28%	9.52%	5.97%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index	8.07%	14.14%	15.57%	10.42%

Fund Statistics

  Total Net Assets$19,259,521
  Number of Portfolio Holdings54
  Portfolio Turnover Rate16%
  Management Fees$28,259

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Citigroup Inc.	4.0%
Merck & Co. Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Amazon.com Inc.	3.4%
The Kroger Co.	3.2%
Mondelez International Inc.	3.2%
Newmont Corp.	2.9%
GXO Logistics Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Wells Fargo & Co.	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
Other Industry sectors	26.3%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - GBCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCAX-25-SATSR

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Dividend Growth Fund

Semiannual Report — June 30, 2025

Justin Bergner, CFA Portfolio Manager BA, Yale University MBA, Wharton School, University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Dividend Growth Fund was 7.3% compared with a total return of 6.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli Dividend Growth Fund

Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
U.S. Government Obligations	3.2%
Machinery	3.1%
Metals and Mining	2.9%
Entertainment	2.8%
Cable and Satellite	2.8%
Transportation	2.1%
Real Estate	2.0%
Environmental Services	1.9%
Paper Products	1.7%
Specialty Chemicals	1.4%
Semiconductors	1.2%
Wireless Telecommunication Services	1.2%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.0%
	Business Services — 4.1%
4,000	Fidelity National Information Services Inc.	$228,124	$325,640
1,300	Visa Inc., Cl. A	119,550	461,565
		347,674	787,205
	Cable and Satellite — 2.8%
200	Netflix Inc.†	78,162	267,826
23,000	Warner Bros Discovery Inc.†	269,791	263,580
		347,953	531,406
	Computer Software and Services — 4.2%
2,700	Alphabet Inc., Cl. C	138,850	478,953
16,000	Hewlett Packard Enterprise Co.	236,378	327,200
		375,228	806,153
	Diversified Industrial — 11.5%
5,000	Carrier Global Corp.	223,567	365,950
1,300	Ferguson Enterprises Inc.	212,544	283,075
11,000	GXO Logistics Inc.†	527,187	535,700
1,500	Honeywell International Inc.	48,395	349,320
3,000	Textron Inc.	81,677	240,870
2,400	WESCO International Inc.	416,125	444,480
		1,509,495	2,219,395
	Energy — 6.0%
2,000	Chevron Corp.	221,451	286,380
8,000	Halliburton Co.	239,101	163,040
1,500	National Fuel Gas Co.	98,275	127,065
9,000	PPL Corp.	255,218	305,010
8,000	Schlumberger NV	297,305	270,400
		1,111,350	1,151,895
	Entertainment — 2.8%
1,000	Madison Square Garden Sports Corp.†	192,209	208,950
1,400	Take-Two Interactive Software Inc.†	164,684	339,990
		356,893	548,940
	Environmental Services — 1.9%
1,500	Republic Services Inc.	119,063	369,915

	Financial Services — 20.2%
1,300	American Express Co.	99,061	414,674
5,500	American International Group Inc.	325,949	470,745
3,000	Bank of America Corp.	76,555	141,960
9,000	Citigroup Inc.	480,248	766,080
2,300	JPMorgan Chase & Co.	153,931	666,793
3,000	Morgan Stanley	109,564	422,580
Shares		Cost	Market Value
2,800	The PNC Financial Services Group Inc.	$403,586	$521,976
6,000	Wells Fargo & Co.	263,641	480,720
		1,912,535	3,885,528
	Food and Beverage — 6.6%
10,500	Keurig Dr Pepper Inc.	335,872	347,130
9,000	Mondelēz International Inc., Cl. A	388,280	606,960
8,000	Nomad Foods Ltd.	202,422	135,920
1,800	The J.M. Smucker Co.	206,300	176,760
		1,132,874	1,266,770
	Health Care — 13.0%
3,000	Henry Schein Inc.†	206,430	219,150
8,500	Merck & Co. Inc.	581,196	672,860
7,500	Moderna Inc.†	245,395	206,925
14,000	Perrigo Co. plc	492,835	374,080
1,600	Quest Diagnostics Inc.	266,025	287,408
1,100	The Cigna Group	318,676	363,638
4,100	Zimmer Biomet Holdings Inc.	464,778	373,961
		2,575,335	2,498,022
	Machinery — 3.1%
2,500	PACCAR Inc.	165,685	237,650
5,000	The Timken Co.	345,889	362,750
		511,574	600,400
	Metals and Mining — 2.9%
9,500	Newmont Corp.	368,840	553,470

	Paper Products — 1.7%
7,000	International Paper Co.	255,046	327,810

	Real Estate — 2.0%
8,000	The St. Joe Co.	437,000	381,600

	Retail — 8.3%
3,000	Amazon.com Inc.†	526,505	658,170
3,000	GMS Inc.†	234,235	326,250
8,500	The Kroger Co.	354,107	609,705
		1,114,847	1,594,125
	Semiconductors — 1.2%
1,100	NXP Semiconductors NV	117,861	240,339

	Specialty Chemicals — 1.4%
4,000	DuPont de Nemours Inc.	222,110	274,360

	Transportation — 2.1%
5,000	Canadian Pacific Kansas City Ltd.	380,450	396,350

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 1.2%
1,000	T-Mobile US Inc.	$144,578	$238,260

	TOTAL COMMON STOCKS	13,340,706	18,671,943

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.2%
$630,000	U.S. Treasury Bills, 4.211% to 4.347%††, 08/14/25 to 09/25/25	625,683	625,675

	TOTAL INVESTMENTS — 100.2%	$13,966,389	19,297,618

	Other Assets and Liabilities (Net) — (0.2)%		(38,097)

	NET ASSETS — 100.0%		$19,259,521

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $13,966,389)	$19,297,618
Cash	3,407
Receivable for investments sold	45,382
Receivable for Fund shares sold	969
Receivable from Adviser	3,465
Dividends receivable	25,228
Prepaid expenses	14,735
Total Assets	19,390,804
Liabilities:
Payable for Fund shares redeemed	775
Payable for investment advisory fees	15,494
Payable for distribution fees	2,679
Payable for legal and audit fees	46,313
Payable for shareholder communications	42,624
Payable for shareholder services fees	13,634
Payable for custodian fees	9,263
Other accrued expenses	501
Total Liabilities	131,283
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,061,802 shares outstanding)	$19,259,521

Net Assets Consist of:
Paid-in capital	$12,357,784
Total distributable earnings	6,901,737
Net Assets	$19,259,521

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($10,020,485 ÷ 552,109 shares outstanding)	$18.15
Class A:
Net Asset Value and redemption price per share ($1,978,024 ÷ 109,288 shares outstanding)	$18.10
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.20
Class C:
Net Asset Value and offering price per share ($302,444 ÷ 19,797 shares outstanding)	$15.28	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($6,958,568 ÷ 380,608 shares outstanding)	$18.28

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $550)	$171,169
Interest	19,234
Total Investment Income	190,403
Expenses:
Investment advisory fees	91,297
Distribution fees - Class AAA	12,091
Distribution fees - Class A	2,504
Distribution fees - Class C	1,398
Legal and audit fees	34,907
Registration expenses	25,539
Shareholder communications expenses	19,601
Shareholder services fees	11,809
Trustees’ fees	9,000
Custodian fees	2,039
Interest expense	545
Miscellaneous expenses	5,759
Total Expenses	216,489
Less:
Expense reimbursements (See Note 3)	(63,038)
Expenses paid indirectly by broker (See Note 6)	(781)
Total Credits and Reimbursements	(63,819)
Net Expenses	152,670
Net Investment Income	37,733

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,560,776
Net realized gain on foreign currency transactions	17
Net realized gain on investments and foreign currency transactions	1,560,793
Net change in unrealized appreciation/depreciation:
on investments	(202,036)
on foreign currency translations	1
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(202,035)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,358,758
Net Increase in Net Assets Resulting from Operations	$1,396,491

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$37,733	$58,862
Net realized gain on investments and foreign currency transactions	1,560,793	2,238,117
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(202,035)	(491,657)
Net Increase in Net Assets Resulting from Operations	1,396,491	1,805,322

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(1,083,193)
Class A	—	(240,263)
Class C	—	(30,270)
Class I	—	(731,592)
Total Distributions to Shareholders	—	(2,085,318)

Shares of Beneficial Interest Transactions:
Class AAA	(219,622)	(4,114,022)
Class A	(300,773)	178,504
Class C	8,000	(239,701)
Class I	348,677	4,171,472
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(163,718)	(3,747)

Redemption Fees	—	91

Net Increase/(Decrease) in Net Assets	1,232,773	(283,652)

Net Assets:
Beginning of year	18,026,748	18,310,400
End of period	$19,259,521	$18,026,748

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$16.91	$0.01	$1.23	$1.24	$—		$—	$—	$—	$—	$18.15	7.33%	$10,020	0.08	%(f)	2.45	%(f)	2.01	%(f)	16%
2024	17.26	0.02	1.75	1.77	(0.03)		(2.09)	—	(2.12)	0.00	16.91	10.21	9,545	0.10		2.65		2.00		23
2023	16.27	0.03	1.20	1.23	(0.02)		(0.22)	—	(0.24)	0.00	17.26	7.61	13,619	0.18		2.70		2.01		19
2022	18.31	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.27	(9.60)	13,619	(0.18)		2.33		2.00		19
2021	16.95	0.02	3.40	3.42	(0.01)		(2.05)	—	(2.06)	0.00	18.31	20.18	15,600	0.10		2.17		2.00		26
2020	16.60	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.95	5.09	13,527	0.06		2.49		2.01		19
Class A
2025(e)	$16.86	$0.01	$1.23	$1.24	$—		$—	$—	$—	$—	$18.10	7.35%	$1,978	0.06	%(f)	2.45	%(f)	2.01	%(f)	16%
2024	17.19	0.02	1.75	1.77	(0.01)		(2.09)	—	(2.10)	0.00	16.86	10.23	2,141	0.11		2.65		2.00		23
2023	16.21	0.03	1.20	1.23	(0.03)		(0.22)	—	(0.25)	0.00	17.19	7.61	1,996	0.17		2.70		2.01		19
2022	18.25	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.21	(9.64)	2,324	(0.16)		2.33		2.00		19
2021	16.90	0.02	3.39	3.41	(0.01)		(2.05)	—	(2.06)	0.00	18.25	20.18	2,575	0.08		2.17		2.00		26
2020	16.55	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.90	5.11	2,067	0.05		2.49		2.01		19
Class C
2025(e)	$14.28	$(0.05)	$1.05	$1.00	$—		$—	$—	$—	$—	$15.28	7.00%	$303	(0.67	)%(f)	3.20	%(f)	2.76	%(f)	16%
2024	14.66	(0.10)	1.49	1.39	—		(1.77)	—	(1.77)	0.00	14.28	9.38	275	(0.65)		3.40		2.75		23
2023	13.91	(0.08)	1.02	0.94	—		(0.19)	—	(0.19)	0.00	14.66	6.75	506	(0.59)		3.45		2.76		19
2022	15.77	(0.14)	(1.48)	(1.62)	—		(0.20)	(0.04)	(0.24)	0.00	13.91	(10.26)	648	(0.94)		3.08		2.75		19
2021	14.94	(0.11)	2.99	2.88	—		(2.05)	—	(2.05)	0.00	15.77	19.27	963	(0.66)		2.92		2.75		26
2020	14.79	(0.09)	0.73	0.64	—		(0.49)	—	(0.49)	0.00	14.94	4.36	833	(0.67)		3.24		2.76		19
Class I
2025(e)	$16.94	$0.09	$1.25	$1.34	$—		$—	$—	$—	$—	$18.28	7.91%	$6,959	1.08	%(f)	2.20	%(f)	1.01	%(f)	16%
2024	17.21	0.20	1.76	1.96	(0.12)		(2.11)	—	(2.23)	0.00	16.94	11.28	6,066	1.12		2.40		1.00		23
2023	16.23	0.20	1.21	1.41	(0.21)		(0.22)	—	(0.43)	0.00	17.21	8.70	2,189	1.18		2.45		1.01		19
2022	18.38	0.13	(1.74)	(1.61)	(0.26)		(0.24)	(0.04)	(0.54)	0.00	16.23	(8.70)	2,227	0.77		2.08		1.00		19
2021	17.00	0.21	3.43	3.64	(0.21)		(2.05)	—	(2.26)	0.00	18.38	21.40	4,615	1.08		1.92		1.00		26
2020	16.63	0.16	0.86	1.02	(0.16)		(0.49)	—	(0.65)	0.00	17.00	6.17	3,758	1.06		2.24		1.01		19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense. For the six months ended June 30, 2025 and the years ended December 31, 2023 and 2020, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining years, there was no material impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend Growth Fund (the Fund) was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term growth of capital with current income as a secondary objective. The Fund commenced investment operations on August 26, 1999.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$18,671,943	—	$18,671,943
U.S. Government Obligations	—	$625,675	625,675
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$18,671,943	$625,675	$19,297,618

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$58,862
Net long term capital gains	2,163,443
Total distributions paid	$2,222,305

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$13,994,407	$5,839,900	$(536,689)	$5,303,211

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Through April 30, 2026, the Adviser has agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annualized total operating expenses (exclusive of brokerage fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. During the six month ended June 30, 2025, the Adviser reimbursed expenses in the amount of $63,038. The Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing respective percentage limitations, after giving effect to

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

the recovery by the Adviser. At June 30, 2025, the cumulative amount which the Fund may repay the Adviser is $356,220. The amended agreement is renewable annually.

For the year ended December 31, 2023, expiring December 31, 2025	$144,953
For the year ended December 31, 2024, expiring December 31, 2026	148,229
For the six months ended June 30, 2025, expiring December 31, 2027	63,038
$356,220

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $2,850,316 and $3,167,814, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $1,178 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $216 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $781.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2025.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	76,812	$1,300,566	134,916	$2,458,221
Shares issued upon reinvestment of distributions	—	—	62,384	1,061,154
Shares redeemed	(89,325)	(1,520,188)	(421,921)	(7,633,397)
Net decrease	(12,513)	$(219,622)	(224,621)	$(4,114,022)
Class A
Shares sold	2,510	$42,839	14,367	$261,549
Shares issued upon reinvestment of distributions	—	—	14,166	240,263
Shares redeemed	(20,213)	(343,612)	(17,662)	(323,308)
Net increase/(decrease)	(17,703)	$(300,773)	10,871	$178,504
Class C
Shares sold	558	$8,000	—	—
Shares issued upon reinvestment of distributions	—	—	2,106	$30,270
Shares redeemed	—	—	(17,378)	(269,971)
Net increase/(decrease)	558	$8,000	(15,272)	$(239,701)
Class I
Shares sold	32,924	$525,049	225,813	$4,114,466
Shares issued upon reinvestment of distributions	—	—	41,480	707,227
Shares redeemed	(10,305)	(176,372)	(36,522)	(650,221)
Net increase	22,619	$348,677	230,771	$4,171,472

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI DIVIDEND GROWTH FUND

Semiannual Report
June 30, 2025

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and Chief Executive Officer, GAMCO Investors, Inc.
Executive Chairman, Associated Capital Group Inc.

Vincent D. Enright
Former President & Chief Executive Officer, American Gaming Association

Mary E. Hauck
Former Senior Portfolio Manager, Gabelli-O'Connor Fixed Income Mutual Fund Management Co.

Werner J. Roeder
Former Medical Director, Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q225SAR

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$16.91	$0.01	$1.23	$1.24	$—		$—	$—	$—	$—	$18.15	7.33%	$10,020	0.08	%(f)	2.45	%(f)	2.01	%(f)	16%
2024	17.26	0.02	1.75	1.77	(0.03)		(2.09)	—	(2.12)	0.00	16.91	10.21	9,545	0.10		2.65		2.00		23
2023	16.27	0.03	1.20	1.23	(0.02)		(0.22)	—	(0.24)	0.00	17.26	7.61	13,619	0.18		2.70		2.01		19
2022	18.31	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.27	(9.60)	13,619	(0.18)		2.33		2.00		19
2021	16.95	0.02	3.40	3.42	(0.01)		(2.05)	—	(2.06)	0.00	18.31	20.18	15,600	0.10		2.17		2.00		26
2020	16.60	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.95	5.09	13,527	0.06		2.49		2.01		19
Class A
2025(e)	$16.86	$0.01	$1.23	$1.24	$—		$—	$—	$—	$—	$18.10	7.35%	$1,978	0.06	%(f)	2.45	%(f)	2.01	%(f)	16%
2024	17.19	0.02	1.75	1.77	(0.01)		(2.09)	—	(2.10)	0.00	16.86	10.23	2,141	0.11		2.65		2.00		23
2023	16.21	0.03	1.20	1.23	(0.03)		(0.22)	—	(0.25)	0.00	17.19	7.61	1,996	0.17		2.70		2.01		19
2022	18.25	(0.03)	(1.73)	(1.76)	—		(0.24)	(0.04)	(0.28)	0.00	16.21	(9.64)	2,324	(0.16)		2.33		2.00		19
2021	16.90	0.02	3.39	3.41	(0.01)		(2.05)	—	(2.06)	0.00	18.25	20.18	2,575	0.08		2.17		2.00		26
2020	16.55	0.01	0.83	0.84	(0.00	)(b)	(0.49)	—	(0.49)	0.00	16.90	5.11	2,067	0.05		2.49		2.01		19
Class C
2025(e)	$14.28	$(0.05)	$1.05	$1.00	$—		$—	$—	$—	$—	$15.28	7.00%	$303	(0.67	)%(f)	3.20	%(f)	2.76	%(f)	16%
2024	14.66	(0.10)	1.49	1.39	—		(1.77)	—	(1.77)	0.00	14.28	9.38	275	(0.65)		3.40		2.75		23
2023	13.91	(0.08)	1.02	0.94	—		(0.19)	—	(0.19)	0.00	14.66	6.75	506	(0.59)		3.45		2.76		19
2022	15.77	(0.14)	(1.48)	(1.62)	—		(0.20)	(0.04)	(0.24)	0.00	13.91	(10.26)	648	(0.94)		3.08		2.75		19
2021	14.94	(0.11)	2.99	2.88	—		(2.05)	—	(2.05)	0.00	15.77	19.27	963	(0.66)		2.92		2.75		26
2020	14.79	(0.09)	0.73	0.64	—		(0.49)	—	(0.49)	0.00	14.94	4.36	833	(0.67)		3.24		2.76		19
Class I
2025(e)	$16.94	$0.09	$1.25	$1.34	$—		$—	$—	$—	$—	$18.28	7.91%	$6,959	1.08	%(f)	2.20	%(f)	1.01	%(f)	16%
2024	17.21	0.20	1.76	1.96	(0.12)		(2.11)	—	(2.23)	0.00	16.94	11.28	6,066	1.12		2.40		1.00		23
2023	16.23	0.20	1.21	1.41	(0.21)		(0.22)	—	(0.43)	0.00	17.21	8.70	2,189	1.18		2.45		1.01		19
2022	18.38	0.13	(1.74)	(1.61)	(0.26)		(0.24)	(0.04)	(0.54)	0.00	16.23	(8.70)	2,227	0.77		2.08		1.00		19
2021	17.00	0.21	3.43	3.64	(0.21)		(2.05)	—	(2.26)	0.00	18.38	21.40	4,615	1.08		1.92		1.00		26
2020	16.63	0.16	0.86	1.02	(0.16)		(0.49)	—	(0.65)	0.00	17.00	6.17	3,758	1.06		2.24		1.01		19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense. For the six months ended June 30, 2025 and the years ended December 31, 2023 and 2020, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining years, there was no material impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$3,500
Mary E. Hauck	$2,500
Werner J. Roeder	$3,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2025, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1)	The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund (including the purchase and sale of portfolio securities), overseeing all of the Fund’s third party service providers, and providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2)	The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short, medium, and long-term performance (as of December 31, 2024) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one-, three-, five-, and ten-year periods, as measured against the Adviser Performance Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one-year performance period and in the fifth quintile for the three-, five- and ten-year periods.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against an expense peer group prepared by the Adviser (the “Adviser Expense Peer Group”) and against an expense peer group of institutional multi-cap value funds selected by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Independent Board Members noted that the contractual advisory fee was above average in both Expense Peer Groups. However, they also noted that the actual advisory fees charged were effectively zero due to the Fee Waiver and Expense Deferral Agreement. The Independent Board Members also noted that the Fund’s total expense ratios were above average within each Expense Peer Group and that the Fund’s size was below average within the Adviser Expense Peer Group and below the median within the Broadridge Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were comparable to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2024. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Advisory Agreement and Fee Waiver and Expense Deferral Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.